Stockholders' equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Non-vested, Number of options - Beginning balace	599,474
Non-vested, Number of options Granted	260,000	545,000
Non-vested, Number of options Vested	(269,409)
Non-vested, Number of options Forfeited	(11,195)
Non-vested, Number of options Expired	(1,500)
Non-vested, Number of options - Ending balace	577,370	599,474
Non-vested, Weighted average grant-date fair value - Beginning balace	$ 2.10
Granted, Weighted average grant-date fair value	$ 4.55	$ 2.17
Vested, Weighted average grant-date fair value	$ 2.58
Forfeited, Weighted average grant-date fair value	$ 3.98
Expired, Weighted average grant-date fair value	$ 12.60
Non-vested, Weighted average grant-date fair value- Ending balace	$ 3.19	$ 2.10